Financial Instruments (Schedule Of Notional Amounts Of Outstanding Derivative Positions) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Cash Flow Hedge | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	¥ 10,545	¥ 13,059
Cash Flow Hedge | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	97,686	124,280
Cash Flow Hedge | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	152,204	77,966
Not Designated as Hedging Instrument | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	49,367	52,253
Not Designated as Hedging Instrument | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	306,162	89,376
Not Designated as Hedging Instrument | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	147	288
Not Designated as Hedging Instrument | Currency Option Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	¥ 17,728	¥ 7,520